Financial Information Relating to Group's Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 165,498	$ 280,138	$ 192,401
Cost of revenues	117,143	195,630	123,806
Gross profit	48,355	84,508	68,595
Unallocated operating expenses	(52,260)	(36,823)	(27,062)
Unallocated non-operating income and expenses, net	2,901	2,499	(1,043)
Income (loss) before income tax expense	(1,004)	50,184	40,490
Media Investment Management
Segment Reporting Information [Line Items]
Revenues	112,786	238,837	162,623
Cost of revenues	107,976	187,878	118,224
Gross profit	4,810	50,959	44,399
Advertising Agency
Segment Reporting Information [Line Items]
Revenues	46,234	34,285	24,776
Cost of revenues	4,864	3,737	2,867
Gross profit	41,370	30,548	21,909
Branding and Identity Services
Segment Reporting Information [Line Items]
Revenues	6,478	7,016	5,002
Cost of revenues	4,303	4,015	2,715
Gross profit	$ 2,175	$ 3,001	$ 2,287